                                 AIM TAX-EXEMPT
                                   CASH FUND



[AIM LOGO APPEARS HERE]          SEMIANNUAL REPORT          SEPTEMBER 30, 1998

                                                           The Chairman's Letter

                    Dear Fellow Shareholder:

                    AIM Tax-Exempt Cash Fund continued to provide attractive,
  [PHOTO OF         tax-free income during the six-month period ended September
  Charles T.        30, 1998. At the end of the reporting period, the Fund
    Bauer           posted a seven-day effective annualized yield of 3.32% and
 Chairman of        a seven-day yield of 3.27%. Translated to its
 the Board of       taxable-equivalent, the Fund's seven-day effective
   THE FUND         annualized yield was 4.93% based on net asset value and
 APPEARS HERE]      adjusted for the highest marginal federal tax rate of
                    39.6%. The taxable-equivalent yield is calculated in the same manner as the standard yield with an adjustment for the stated, assumed tax rate.
                           The Fund's 4.93% taxable-equivalent seven-day
                    effective annualized yield compared favorably to popular bank money market deposit accounts. The Bank Rate Monitor, which tracks yields on bank money market deposit accounts, reported the seven-day average yield on those accounts stood at 2.49% as of September 30, 1998. Bank money market deposit accounts are insured by the FDIC as to interest and principal. As with any money market mutual fund, an investment in the Fund is neither insured nor guaranteed by the U.S. government, the FDIC, or a bank, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.
      The Fund maintained its strict adherence to an investment discipline of purchasing only securities of superior credit quality. Specifically, the Fund invests only in "Eligible Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940. "Eligible Securities" are securities rated in one of the two highest categories by two nationally recognized statistical rating organizations, or, if unrated, are determined by the Fund's Board of Directors to be of comparable quality to a rated security that meets such quality standards.

MARKET ENVIRONMENT AND OUTLOOK
Severe economic dislocations in Asia, Russia, and Latin America, combined with political controversy in the U.S., precipitated a sharp drop in the stock market and ignited a strong rally in the fixed-income market. The rally, however, was largely confined to higher-rated issues. In the unsettled market environment, investors flocked to higher-rated securities because of their relative safety and liquidity. As higher rated issues soared in price, their yields dropped to historic lows.
      For most of the reporting period, the Federal Reserve Board (the Fed) was focused on the strength of the domestic economy and hence was more apt to raise rates to counteract incipient inflationary pressures. As it became clear that world economic crises would be more serious than originally thought, the Fed shifted its focus to providing liquidity and supporting markets by considering lowering rates. At the end of September, just before the reporting period ended, the Fed lowered the federal funds rate from 5.50% to 5.25%.
      Overall, the environment for fixed-income securities appears favorable. The inflation rate has remained low despite strong economic growth over the past few years. Now that economic growth is slowing, inflation appears to be even less of a threat. Fed Chairman Alan Greenspan has indicated that the Fed may further cut interest rates to prevent the economic situation from deteriorating. Indeed, in mid October, after the reporting period ended, the Fed further eased monetary policy.
      We are pleased to send you this report on the performance of AIM Tax-Exempt Cash Fund. As always, we welcome your comments about this report or about this Fund. You may reach us by calling Client Services at 800-959-4246 during normal business hours. For automated account information 24 hours a day, call the AIM Investor Line toll-free at 800-246-5463.

Respectfully submitted,


/s/ CHARLES T. BAUER

Charles T. Bauer
CHAIRMAN

                           ---------------------------

                               The inflation rate

                             has remained low despite

                             strong economic growth

                             over the past few years.

                                Now that economic

                                 growth is slowing,

                              inflation appears to be

                               even less of a threat.

                           ---------------------------

SCHEDULE OF INVESTMENTS

September 30, 1998
(Unaudited)

                                 RATINGS(a)     PAR
                                S&P   MOODY'S  (000)       VALUE
SHORT-TERM MUNICIPAL
  OBLIGATIONS-87.00%

ALABAMA-2.50%

Alabama Industrial
  Development Board
  (Industrial Partners
  Project); Variable/Fixed
  Rate Refunding Series 1989
  RB
  3.75%, 01/01/07(b)(c)          -    VMIG-1   $1,685   $ 1,685,000
-------------------------------------------------------------------

ALASKA-3.97%

Alaska Housing Finance Corp.;
  General Mortgage Series
  1991 A RB
  3.60%, 06/01/26(c)           A-1+   VMIG-1      480       480,000
-------------------------------------------------------------------
Valdez (City of) Marine
  Terminal (ARCO
  Transportation Alaska, Inc.
  Project); Adjustable
  Refunding Series 1994 A RB
  3.60%, 12/09/98               A-1   VMIG-1    2,200     2,200,000
-------------------------------------------------------------------
                                                          2,680,000
-------------------------------------------------------------------

ARIZONA-1.51%

Arizona (State of)
  Transportation Board;
  Highway Series A RB
  5.90%, 07/01/99               AA      Aa      1,000     1,017,544
-------------------------------------------------------------------

CALIFORNIA-3.26%

Huntington Beach (City of)
  (Seabridge Villas Project);
  Floating Rate Multifamily
  Housing Series 1985 A RB
  4.00%, 02/01/10(b)(c)          -    VMIG-1    2,200     2,200,000
-------------------------------------------------------------------

COLORADO-3.33%

Eagle (County of) Smith Creek
  Metropolitan District;
  Variable Rate Series 1997
  RB
  3.95%, 10/01/35(b)(c)        A-1+     -       2,250     2,250,000
-------------------------------------------------------------------

FLORIDA-7.56%

Gulf Breeze (City of)
  (Florida Municipal Bond
  Fund); Variable Rate Demand
  Series 1995 A RB
  4.10%, 03/31/21(b)(c)        A-1+     -       2,300     2,300,000
-------------------------------------------------------------------

Lee (County of) Housing
  Finance Authority
  (Forestwood Apartments
  Project); Housing Series
  1995 A RB
  3.65%, 06/15/25(b)(c)        A-1+     -       1,800     1,800,000
-------------------------------------------------------------------

Putnam County Development
  Authority (Seminole
  Electric Cooperative, Inc.
  Project); National Rural
  Utilities Finance Corp.
  Guaranteed Floating/ Fixed
  Rate Pooled Series 1984 H-4
  PCR
  3.30%, 03/15/99(b)           A-1+    P-1      1,000     1,000,000
-------------------------------------------------------------------
                                                          5,100,000
-------------------------------------------------------------------

                                 RATINGS(a)     PAR
                                S&P   MOODY'S  (000)       VALUE

GEORGIA-3.70%

Elbert & Bowman (Counties of)
  (Seaboard Farms of
  Elberton); Series 1985 IDR
  4.00%, 07/01/05(b)(c)         A-1     -      $1,000   $ 1,000,000
-------------------------------------------------------------------

Roswell (City of) Georgia
  Housing Development
  Authority (Azalea Project);
  Multifamily Housing
  Refunding Series 1996 RB
  3.65%, 06/15/25(b)(c)        A-1+     -       1,500     1,500,000
-------------------------------------------------------------------
                                                          2,500,000
-------------------------------------------------------------------

IDAHO-2.24%
Idaho (State of); Series 1998
  TAN
  4.50%, 06/30/99              SP-1+  MIG-1     1,500     1,509,707
-------------------------------------------------------------------

ILLINOIS-11.13%

Illinois Development Finance
  Authority (American College
  of Surgeons Project); Tax
  Exempt Series 1996 RB
  4.05%, 08/01/26(b)(c)        A-1+     -       3,065     3,065,000
-------------------------------------------------------------------

Illinois Health Facilities
  Authority; Revolving Fund
  Pooled Series D RB
  3.65%, 08/01/15(b)(c)        A-1+   VMIG-1    1,430     1,430,000
-------------------------------------------------------------------

Illinois Health Facilities
  Authority (Franciscan
  Eldercare Project);
  Adjustable Rate Refunding
  Series 1996 C RB
  3.70%, 05/15/26(b)(c)        A-1+     -       1,420     1,420,000
-------------------------------------------------------------------

Illinois Health Facilities
  Authority
  (Rush-Presbyterian-St.
  Luke's Medical Center);
  Series 1989 A RB
  3.65%, 11/16/98(b)           A-1+   VMIG-1    1,600     1,600,000
-------------------------------------------------------------------
                                                          7,515,000
-------------------------------------------------------------------

INDIANA-1.48%

Indiana Development Finance
  Authority (Southern Indiana
  Gas and Electric Project);
  Series 1998 A PCR
  3.65%, 03/01/99                -    VMIG-1    1,000     1,000,000
-------------------------------------------------------------------

IOWA-2.24%

Iowa School Corporations
  (Iowa School Cash
  Anticipation Program);
  Warrant Certificate Series
  1998-1999 A TRAN
  4.50%, 06/25/99(b)           SP-1+  MIG-1     1,500     1,508,997
-------------------------------------------------------------------

KENTUCKY-1.49%

Kentucky Asset/Liability
  Commission; General Fund
  TRAN Series 1998 B
  4.00%, 06/25/99              SP-1+  MIG-1     1,000     1,004,789
-------------------------------------------------------------------

                                 RATINGS(a)     PAR
                                S&P   MOODY'S  (000)       VALUE

LOUISIANA-5.78%

DeSoto Parish (Central
  Louisiana Electric Company,
  Inc Project); Adjustable
  Tender Refunding Series
  1991 B PCR
  3.50%, 07/01/18(b)(c)        A-1+   VMIG-1   $2,500   $ 2,500,000
-------------------------------------------------------------------

New Orleans International
  Airport Aviation Board;
  Refunding Series 1995 A RB
  3.65%, 08/01/15(c)(d)        A-1+   VMIG-1    1,400     1,400,000
-------------------------------------------------------------------
                                                          3,900,000
-------------------------------------------------------------------

MARYLAND-0.89%

Maryland Industrial
  Development Financing
  Authority (Liberty Medical
  Center); Variable Rate
  Demand/ Fixed Rate 1989
  Issue Refunding RB
  3.55%, 07/01/18(b)(c)          -    VMIG-1      600       600,000
-------------------------------------------------------------------

MICHIGAN-1.04%

Michigan State Hospital
  Finance Authority (Hospital
  Equipment Loan Program);
  Adjustable Series 1995 A RB
  3.55%, 12/01/23(b)(c)          -    VMIG-1      500       500,000
-------------------------------------------------------------------

Plymouth (Township of)
  Economic Development Corp.
  (Key International
  Project); Variable Rate
  Demand Series 1984 RB
  3.30%, 07/01/04(b)(c)(e)       -      -         200       200,000
-------------------------------------------------------------------
                                                            700,000
-------------------------------------------------------------------

MINNESOTA-2.93%

Mankato (City of) (Northern
  States Power Co. Project);
  Floating Collateralized
  Series 1985 PCR
  3.75%, 03/01/11(c)            AA-    Aa3        500       500,000
-------------------------------------------------------------------
Owatonna (City of) (The
  Health Central System
  Project); Hospital Series
  1985 RB
  3.65%, 08/01/14(b)(c)        A-1+     -       1,480     1,480,000
-------------------------------------------------------------------
                                                          1,980,000
-------------------------------------------------------------------

MONTANA-1.33%

Missoula (County of)
  (Washington Corp. Project);
  Floating Rate Monthly
  Demand Series 1984 IDR
  3.51%, 11/01/04(b)(c)(e)       -      -         900       900,000
-------------------------------------------------------------------

NEW HAMPSHIRE-2.07%

New Hampshire Higher
  Education and Health
  Facilities Authority;
  Variable Rate Hospital
  Series 1985 C RB
  3.65%, 12/01/25(c)(d)         A-1     -       1,400     1,400,000
-------------------------------------------------------------------

OHIO-0.44%

Delaware (County of)
  (Radiation Sterilizers,
  Inc.); Series 1984 IDR
  3.60%, 12/01/04(b)(c)         A-1     -         300       300,000
-------------------------------------------------------------------

                                 RATINGS(a)     PAR
                                S&P   MOODY'S  (000)       VALUE

PENNSYLVANIA-4.46%

Delaware (County of)
  Industrial Development
  Authority (Scotfoam Corp.
  Project); Variable Rate
  Demand Series 1985 IDR
  3.30%, 10/01/05(b)(c)(e)       -      -      $1,000   $ 1,000,000
-------------------------------------------------------------------

Pennsylvania State Higher
  Educational Facilities
  Authority (Bryn Mawr
  College); College &
  University Series 1997 RB
  5.00%, 12/01/98(d)            AAA    Aaa      1,000     1,002,274
-------------------------------------------------------------------

Philadelphia (City of) School
  District; Series 1998-1999
  A TRAN
  4.25%, 06/30/99(b)           SP-1   MIG-1     1,000     1,004,459
-------------------------------------------------------------------
                                                          3,006,733
-------------------------------------------------------------------

TENNESSEE-1.76%

Industrial Development Board
  of the Metropolitan
  Government of Nashville &
  Davidson County (Amberwood,
  Ltd. Project); Multifamily
  Housing Series 1993 A RB
  4.27%, 07/01/13(b)(c)          -    VMIG-1    1,185     1,185,000
-------------------------------------------------------------------

TEXAS-17.89%

Board of Regents of the
  University of Texas System
  (Permanent University
  Fund); Series A Variable
  Rate Notes
  3.60%, 12/15/98              A-1+   VMIG-1    2,000     2,000,000
-------------------------------------------------------------------

Harris County; Series C
  Commercial Paper Notes
  3.35%, 10/02/98(c)           A-1+    P-1        668       667,983
-------------------------------------------------------------------

Harris County Health
  Facilities Development
  Corp. (St. Lukes Episcopal
  Hospital); Variable Rate
  Demand Series 1997 B RB
  4.10%, 02/15/27(c)           A-1+     -       4,000     4,000,000
-------------------------------------------------------------------

Houston (City of) Water and
  Sewer; Series A Commercial
  Paper Notes 3.40%, 02/10/99   A-1    P-1      1,000     1,000,000
-------------------------------------------------------------------

Texas (State of); Series 1998
  TRAN
  4.50%, 08/31/99              SP-1+  MIG-1     1,000     1,009,552
-------------------------------------------------------------------

Texas Public Finance
  Authority; Series 1992 B
  Commercial Paper Notes
  3.60%, 12/08/98              A-1+    P-1      2,000     2,000,000
-------------------------------------------------------------------
Trinity River Industrial
  Development Authority
  (Radiation Sterilizers,
  Inc. Project); Variable
  Rate Demand Series 1985 A
  IDR
  3.60%, 11/01/05(b)(c)         A-1     -       1,400     1,400,000
-------------------------------------------------------------------
                                                         12,077,535
-------------------------------------------------------------------

VIRGINIA-3.26%

Waynesboro (City of)
  Industrial Development
  Authority (Residential Care
  Facilities); RB
  4.10%, 12/15/28(b)(c)         A-1     -       2,200     2,200,000
-------------------------------------------------------------------

                                 RATINGS(a)     PAR
                                S&P   MOODY'S  (000)       VALUE

WASHINGTON-0.74%

Industrial Development Corp.
  of Port Townsend (Port
  Townsend Paper Corp.
  Project); Variable Rate
  Refunding Series 1988 A RB
  4.00%, 03/01/09(b)(c)          -    VMIG-1   $  500   $   500,000
-------------------------------------------------------------------
    Total Short-Term Municipal Obligations
      (Cost $58,720,255)                                 58,720,305
-------------------------------------------------------------------

MASTER NOTE AGREEMENT(f)-5.18%

BROKER/DEALER-5.18%

Merrill Lynch Mortgage
  Capital, Inc.
  6.155%, 08/16/99(d)(g)
  (Cost $3,500,000)                             3,500     3,500,000
-------------------------------------------------------------------

                                               PAR
                                              (000)       VALUE

REPURCHASE AGREEMENT(g)(h)-7.32%

Warburg, Dillon, Read
  Securities, Inc.
  5.52%, 10/01/98(i) (Cost $4,939,387)        $4,939   $ 4,939,387
------------------------------------------------------------------
TOTAL INVESTMENTS-99.50%                                67,159,692(j)
------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-0.50%                        336,513
------------------------------------------------------------------
NET ASSETS-100.00%                                     $67,496,205
------------------------------------------------------------------

Abbreviations:

IDR  - Industrial Development Revenue Bonds
PCR  - Pollution Control Revenue Bonds
RB  - Revenue Bonds
TAN  - Tax Anticipation Notes
TRAN - Tax and Revenue Anticipation Notes

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's").
(b) Secured by a letter of credit.
(c) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rates are redetermined periodically. Rate shown is the rate in effect on 09/30/98.
(d) Secured by bond insurance.
(e) Unrated; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines for the determination of quality adopted by the Board of Directors and followed by the investment advisor.
(f) Interest does not qualify as exempt interest for federal tax purposes.
(g) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon two business days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 09/30/98.
(h) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(i) Joint repurchase agreement entered into 09/30/98 with a maturing value of $1,200,184,000. Collateralized by $2,689,530,000 U.S. Government
    obligations, 0% to 10.75% due 05/15/99 to 08/15/21.
(j) The cost for federal income tax purposes is $67,159,642.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

September 30, 1998
(Unaudited)


ASSETS:

Investments, at value (amortized cost)        $   67,159,692
------------------------------------------------------------
Receivables for:
  Capital stock sold                                 226,032
------------------------------------------------------------
  Interest                                           312,567
------------------------------------------------------------
Investment for deferred compensation plan             23,599
------------------------------------------------------------
Other assets                                          33,837
------------------------------------------------------------
    Total assets                                  67,755,727
------------------------------------------------------------

LIABILITIES:

Payables for:
  Dividends                                            1,732
------------------------------------------------------------
  Deferred compensation                               23,599
------------------------------------------------------------
  Capital stock reacquired                           129,189
------------------------------------------------------------
Accrued administrative services fees                   3,878
------------------------------------------------------------
Accrued advisory fees                                 20,596
------------------------------------------------------------
Accrued distribution fees                             18,692
------------------------------------------------------------
Accrued transfer agent fees                           13,617
------------------------------------------------------------
Accrued operating expenses                            48,219
------------------------------------------------------------
    Total liabilities                                259,522
------------------------------------------------------------
Net assets applicable to shares outstanding   $   67,496,205
------------------------------------------------------------

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

  Authorized                                   1,000,000,000
------------------------------------------------------------
  Outstanding                                     67,465,619
------------------------------------------------------------
Net asset value, offering and redemption
  price per share                             $         1.00
------------------------------------------------------------

STATEMENT OF OPERATIONS

For the six months ended September 30, 1998
(Unaudited)


INVESTMENT INCOME:

Interest income                                  $1,267,740
-----------------------------------------------------------

EXPENSES:

Advisory fees                                       116,480
-----------------------------------------------------------
Administrative services fees                         23,598
-----------------------------------------------------------
Custodian fees                                        3,753
-----------------------------------------------------------
Directors' fees and expenses                          5,228
-----------------------------------------------------------
Transfer agent fees                                  41,047
-----------------------------------------------------------
Distribution fees                                    83,200
-----------------------------------------------------------
Registration and filing fees                         22,481
-----------------------------------------------------------
Other                                                17,209
-----------------------------------------------------------
      Total expenses                                312,996
-----------------------------------------------------------
Less: Fees waived                                   (49,920)
-----------------------------------------------------------
      Net expenses                                  263,076
-----------------------------------------------------------
Net investment income                             1,004,664
-----------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENT
  SECURITIES:

Net realized gain on sales of investment
  securities                                          7,904
-----------------------------------------------------------
Net unrealized appreciation (depreciation) of
  investment securities                                (110)
-----------------------------------------------------------
      Net gain on investment securities               7,794
-----------------------------------------------------------
Net increase in net assets resulting from
  operations                                     $1,012,458
-----------------------------------------------------------

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 1998 and the year ended March 31, 1998 (Unaudited)

                                                              SEPTEMBER 30,    MARCH 31,
                                                                  1998           1998
                                                              -------------   -----------

OPERATIONS:

  Net investment income                                        $ 1,004,664    $ 1,600,784
-----------------------------------------------------------------------------------------
  Net realized gain on sales of investment securities                7,904         17,389
-----------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) of investment
    securities                                                        (110)           160
-----------------------------------------------------------------------------------------
      Net increase in net assets resulting from operations       1,012,458      1,618,333
-----------------------------------------------------------------------------------------
Dividends to shareholders from net investment income            (1,004,999)    (1,598,357)
-----------------------------------------------------------------------------------------
Net increase (decrease) from capital stock transactions         15,554,840     (4,966,262)
-----------------------------------------------------------------------------------------
      Net increase (decrease) in net assets                     15,562,299     (4,946,286)
-----------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                           51,933,906     56,880,192
-----------------------------------------------------------------------------------------
  End of period                                                $67,496,205    $51,933,906
=========================================================================================
NET ASSETS CONSIST OF:
  Capital (par value and additional paid-in)                   $67,465,619    $51,910,779
-----------------------------------------------------------------------------------------
  Undistributed net investment income                               36,097         36,432
-----------------------------------------------------------------------------------------
  Undistributed realized gain (loss) on sales of investment
    securities                                                      (5,561)       (13,465)
-----------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities                      50            160
-----------------------------------------------------------------------------------------
                                                               $67,496,205    $51,933,906
=========================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 1998
(Unaudited)
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Tax-Exempt Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is organized as a Maryland corporation consisting of four separate portfolios: AIM Tax-Exempt Cash Fund, AIM High Income Municipal Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to AIM Tax-Exempt Cash Fund (the "Fund"). The investment objective of the Fund is to earn the highest level of current income free from federal income taxes that is consistent with safety of principal and liquidity.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations--The Fund's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of premiums or original issue discounts.
B. Securities Transactions, Investment Income and Distributions--Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date, adjusted for amortization of premiums and discounts on investments, and is recorded on the accrual basis. Discounts, other than original issue, are amortized to unrealized appreciation for financial reporting purposes. It is the policy of the Fund to declare daily dividends from net investment income. Such dividends are paid monthly.
C. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $16,205 (which may be carried forward to offset future taxable capital gains, if any) which expires, if not previously utilized, through the year 2004. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.35% of the Fund's average daily net assets.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the six months ended September 30, 1998, the Fund reimbursed AIM $23,598 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency services to the Fund. During the six months ended September 30, 1998, the Fund paid AFS $20,988 for such services.
  The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") pursuant to which AIM Distributors serves as the distributor for the Fund. The Company has also adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") with respect to the Fund whereby the Fund will pay AIM Distributors up to a maximum annual rate of 0.25% of the Fund's average daily net assets as compensation for services related to the sale and distribution of the Fund's shares. Currently, AIM Distributors has voluntarily elected to waive a portion of its compensation payable by the Fund such that the compensation paid pursuant to the Plan equals 0.10% per annum of the Fund's average daily net assets. During the six months ended September 30, 1998, AIM Distributors waived fees of $49,920. This waiver may be rescinded by AIM Distributors at any time without further notice to investors. The Plan provides that of the aggregate amount payable under the Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund in amounts of up to 0.25% of the average daily net assets of the Fund attributable to the customers of such dealers or financial institutions may be characterized as a service fee, and that payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Fund. As a result of AIM Distributors' waiver of compensation due from the Fund, payments to dealers and other financial institutions by that Fund will be limited to 0.10% of the Fund's average daily net assets. During the six months ended September 30, 1998, the Fund paid AIM Distributors $33,280 as compensation pursuant to the Plan. Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
  During the six months ended September 30, 1998, the Fund paid legal fees of $2,273 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Fund's Board of Directors. A member of that firm is a director of the Company.

NOTE 3-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-CAPITAL STOCK

Changes in capital stock outstanding during the six months ended September 30, 1998 and the year ended March 31, 1998 were as follows:

                              SEPTEMBER 30,                    MARCH 31,
                                   1998                          1998
                       ----------------------------   ---------------------------
                          SHARES         AMOUNT          SHARES         AMOUNT
                       ------------   -------------   ------------   ------------
Sold                    211,321,453   $ 211,321,453    234,334,058   $234,334,058
---------------------------------------------------------------------------------
Issued as
  reinvestment of
  dividends               1,072,046       1,072,046      1,529,845      1,529,845
---------------------------------------------------------------------------------
Reacquired             (196,838,659)   (196,838,659)  (240,830,165)  (240,830,165)
---------------------------------------------------------------------------------
                         15,554,840   $  15,554,840     (4,966,262)  $ (4,966,262)
=================================================================================

NOTE 5-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of capital stock outstanding during the six months ended September 30, 1998 and each of the years in the four-year period ended March 31, 1998, the three months ended March 31, 1994 and the year ended December 31, 1993.

                                                                                  MARCH 31,
                                            SEPTEMBER 30,   -----------------------------------------------------    DECEMBER 31,
                                                1998         1998         1997       1996       1995       1994          1993
                                            -------------   -------      -------    -------    -------    -------    ------------
Net asset value, beginning of period           $  1.00      $  1.00      $  1.00    $  1.00    $  1.00    $  1.00      $  1.00
------------------------------------------     -------      -------      -------    -------    -------    -------      -------
Income from investment operations:
    Net investment income                         0.02         0.03         0.03       0.03       0.03      0.004         0.02
------------------------------------------     -------      -------      -------    -------    -------    -------      -------
Less distributions:
    Dividends from net investment income         (0.02)       (0.03)       (0.03)     (0.03)     (0.03)    (0.004)       (0.02)
------------------------------------------     -------      -------      -------    -------    -------    -------      -------
Net asset value, end of period                 $  1.00      $  1.00      $  1.00    $  1.00    $  1.00    $  1.00      $  1.00
==========================================     =======      =======      =======    =======    =======    =======      =======
Total return                                      3.06%(a)     3.12%        2.82%      2.92%      2.54%      1.73%(a)     1.78%
==========================================     =======      =======      =======    =======    =======    =======      =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)       $67,496      $51,934      $56,880    $30,014    $30,365    $33,658      $35,230
==========================================     =======      =======      =======    =======    =======    =======      =======
Ratio of expenses to average net assets(b)        0.79%(c)     0.83%        1.04%      1.05%      1.01%      1.00%(a)     1.00%
==========================================     =======      =======      =======    =======    =======    =======      =======
Ratio of net investment income to average
  net assets(d)                                   3.02%(c)     3.07%        2.78%      2.97%      2.53%      1.75%(a)     1.76%
==========================================     =======      =======      =======    =======    =======    =======      =======

(a) Annualized.

(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.94% (annualized), 0.98%, 1.19%, 1.20%, 1.16%, 1.14% (annualized) and 1.36%
    for the periods 1998 - 1993.

(c) Ratios are annualized and based on average daily net assets of $66,378,302.

(d) After fee waivers and/or expense reimbursements. Ratios of income to average net assets prior to fee waivers and/or expense reimbursements were 2.87% (annualized), 2.92%, 2.63%, 2.82%, 2.38%, 1.61% (annualized) and 1.40% for the periods 1998-1993.

                                                            Directors & Officers



BOARD OF DIRECTORS                                  OFFICERS                                    OFFICE OF THE FUND

Charles T. Bauer                                    Charles T. Bauer                            11 Greenway Plaza
Chairman                                            Chairman                                    Suite 100
A I M Management Group Inc.                                                                     Houston, TX 77046
                                                    Robert H. Graham
Bruce L. Crockett                                   President                                   INVESTMENT ADVISOR
Director
ACE Limited;                                        John J. Arthur                              A I M Advisors, Inc.
Formerly Director, President, and                   Senior Vice President and Treasurer         11 Greenway Plaza
Chief Executive Officer                                                                         Suite 100
COMSAT Corporation                                  Carol F. Relihan                            Houston, TX 77046
                                                    Senior Vice President and Secretary
Owen Daly II                                                                                    TRANSFER AGENT
Director                                            Gary T. Crum
Cortland Trust Inc.                                 Senior Vice President                       A I M Fund Services, Inc.
                                                                                                P.O. Box 4739
Edward K. Dunn Jr.                                  Dana R. Sutton                              Houston, TX 77210-4739
Chairman, Mercantile Mortgage Corp.;                Vice President and Assistant Treasurer
Formerly Vice Chairman and President,                                                           CUSTODIAN
Mercantile-Safe Deposit & Trust Co.; and            Stuart W. Coco
President, Mercantile Bankshares                    Vice President                              The Bank of New York
                                                                                                90 Washington Street
Jack Fields                                         Melville B. Cox                             11th Floor
Chief Executive Officer                             Vice President                              New York, NY 10286
Texana Global, Inc.;
Formerly Member                                     Karen Dunn Kelley                           COUNSEL TO THE FUND
of the U.S. House of Representatives                Vice President
                                                                                                Ballard Spahr
Carl Frischling                                     Renee A. Friedli                            Andrews & Ingersoll, LLP
Partner                                             Assistant Secretary                         1735 Market Street
Kramer, Levin, Naftalis & Frankel                                                               Philadelphia, PA 19103
                                                    P. Michelle Grace
Robert H. Graham                                    Assistant Secretary                         COUNSEL TO THE DIRECTORS
President and Chief Executive Officer
A I M Management Group Inc.                         Jeffrey H. Kupor                            Kramer, Levin, Naftalis & Frankel
                                                    Assistant Secretary                         919 Third Avenue
Prema Mathai-Davis                                                                              New York, NY 10022
Chief Executive Officer, YWCA of the U.S.A.;        Nancy L. Martin
Commissioner, New York City Dept. for the           Assistant Secretary                         DISTRIBUTOR
Aging; and member of the Board of Directors,
Metropolitan Transportation Authority of            Ofelia M. Mayo                              A I M Distributors, Inc.
New York State                                      Assistant Secretary                         11 Greenway Plaza
                                                                                                Suite 100
Lewis F. Pennock                                    Lisa A. Moss
Attorney                                            Assistant Secretary                         Houston, TX 77046

Ian W. Robinson                                     Kathleen J. Pflueger
Consultant; Formerly Executive                      Assistant Secretary
Vice President and
Chief Financial Officer                             Samuel D. Sirko
Bell Atlantic Management                            Assistant Secretary
Services, Inc.
                                                    Stephen I. Winer
Louis S. Sklar                                      Assistant Secretary
Executive Vice President
Hines Interests
Limited Partnership







          This report may be distributed only to current shareholders or to the persons who have received a current prospectus of the Fund.

                                 THE AIM FAMILY OF FUNDS--REGISTERED TRADEMARK--


                                        GROWTH FUNDS                            INTERNATIONAL GROWTH FUNDS

                                        AIM Aggressive Growth Fund              AIM Advisor International Value Fund
                                        AIM Blue Chip Fund                      AIM Asian Growth Fund
                                        AIM Capital Development Fund            AIM Developing Markets Fund(1)
                                        AIM Constellation Fund                  AIM Emerging Markets Fund(1)
                                        AIM Mid Cap Equity Fund(1, A)           AIM Europe Growth Fund(1)
    [PHOTO OF                           AIM Select Growth Fund(2)               AIM European Development Fund
11 GREENWAY PLAZA                       AIM Small Cap Growth Fund(1, B)         AIM International Equity Fund
  APPEARS HERE]                         AIM Small Cap Opportunities Fund        AIM International Growth Fund(1)
                                        AIM Value Fund                          AIM Japan Growth Fund(1)
                                        AIM Weingarten Fund                     AIM Latin American Growth Fund(1)
                                                                                AIM New Pacific Growth Fund(1)
                                        GROWTH & INCOME FUNDS
                                                                                GLOBAL GROWTH FUNDS
A I M Management Group Inc.             AIM Advisor Flex Fund
has provided leadership in the          AIM Advisor Large Cap Value Fund        AIM Global Aggressive Growth Fund
mutual fund industry since              AIM Advisor MultiFlex Fund              AIM Global Growth Fund
1976 and managed approximately          AIM Advisor Real Estate Fund            AIM Worldwide Growth Fund(1)
$91 billion in assets for more          AIM Balanced Fund
than 5.5 million shareholders,          AIM Basic Value Fund(1, C)              GLOBAL GROWTH & INCOME FUNDS
including individual                    AIM Charter Fund
investors, corporate clients,                                                   AIM Global Growth & Income Fund(1)
and financial institutions, as          INCOME FUNDS                            AIM Global Utilities Fund
of September 30, 1998. The AIM
Family of Funds--Registered             AIM Floating Rate Fund(1)               GLOBAL INCOME FUNDS
Trademark-- is distributed              AIM High Yield Fund
nationwide, and AIM today is            AIM High Yield Fund II                  AIM Emerging Markets Debt Fund(1, D)
the 11th-largest mutual fund            AIM Income Fund                         AIM Global Government Income Fund(1)
complex in the U.S. in assets           AIM Intermediate Government Fund        AIM Global Income Fund
under management, according to          AIM Limited Maturity Treasury Fund      AIM Strategic Income Fund(1)
Strategic Insight, an
independent mutual fund                 TAX-FREE INCOME FUNDS                   THEME FUNDS
monitor.
                                        AIM High Income Municipal Fund          AIM Global Consumer Products and Services Fund(1)
                                        AIM Municipal Bond Fund                 AIM Global Financial Services Fund(1)
                                        AIM Tax-Exempt Bond Fund of Connecticut AIM Global Health Care Fund(1)
                                        AIM Tax-Free Intermediate Fund          AIM Global Infrastructure Fund(1)
                                                                                AIM Global Resources Fund(1)
                                        MONEY MARKET FUNDS                      AIM Global Telecommunications Fund(1)
                                                                                AIM Global Trends Fund(1,E)
                                        AIM Dollar Fund(1)
                                        AIM Money Market Fund                   (1)  Effective May 29, 1998, A I M
                                        AIM Tax-Exempt Cash Fund                     Advisors, Inc. became advisor to
                                                                                     the former GT Global Funds.
                                                                                (2)  On May 1, 1998, AIM Growth Fund
                                                                                     was renamed AIM Select Growth Fund.
                                                                                (A)  On September 8, 1998, AIM Mid Cap
                                                                                     Growth Fund was renamed AIM Mid
                                                                                     Cap Equity Fund.
                                                                                (B)  On September 8, 1998, AIM Small
                                                                                     Cap Equity Fund was renamed AIM
                                                                                     Small Cap Growth Fund.
                                                                                (C)  On September 8, 1998, AIM America
                                                                                     Value Fund was renamed AIM Basic
                                                                                     Value Fund.
                                                                                (D)  On September 8, 1998, AIM Global
                                                                                     High Income Fund was renamed AIM
                                                                                     Emerging Markets Debt Fund.
                                                                                (E)  On September 8, 1998, AIM New
                                                                                     Dimension Fund was renamed AIM
                                                                                     Global Trends Fund. For more
                                                                                     complete information about any
                                                                                     AIM Fund(s), including sales
                                                                                     charges and expenses, ask your
                                                                                     financial consultant or
                                                                                     securities dealer for a free
                                                                                     prospectus(es). Please read the
                                                                                     prospectus(es) carefully before
                                                                                     you invest or send money.

























INVEST WITH DISCIPLINE--REGISTERED TRADEMARK--